Management Contracts (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 01, 2010	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Number of common stock value issued for consultants			$ 364,301
Shares issued price per share				$ 0.15
Related part note settled			$ (100,000)
Spiral Toys LLC [Member]
Related part note settled		$ 100,000
Management Agreement [Member] | Peter Henricsson [Member]
Number of common stock shares issued for consultants	3,250
Number of common stock value issued for consultants	$ 960,000
Agreement term	3 years
Shares issued price per share	$ 0.002
Number of shares value granted during the period	$ 1,920
Number of option vesting period during the per quarter	160
Management Agreement [Member] | Gordon C. McDougall [Member]
Number of common stock shares issued for consultants	3,250
Number of common stock value issued for consultants	$ 960,000
Agreement term	3 years
Shares issued price per share	$ 0.002
Number of shares value granted during the period	$ 1,920
Number of option vesting period during the per quarter	160